Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Determining the Numerator of Basic EPS	In determining the numerator of basic EPS, earnings (loss) attributable to the Group is allocated as follows:

	2019	2018	2017
Net income (loss) attributable to Owners of the Parent	803,232	301,232	(108,731)
Less: Net loss allocated to participating share grants of the Company	—	—	(2,025)
Less: Net loss allocated to participating shares of Group companies	—	(126)	(20)

Numerator of basic and diluted EPS	803,232	301,358	(106,686)

The following table contains the earnings (loss) per share of the Group for the years ended December 31, 2019, 2018 and 2017 (in thousands except share and per share amounts):

	2019	2018	2017
Numerator of basic EPS	803,232	301,358	(106,686)
Equals’ acquisition	—	33,316	—
Weighted average number of outstanding shares	277,320,157	232,499,264	215,571,771

Denominator of basic EPS	277,320,157	232,532,580	215,571,771

Basic earnings (loss) per share - R$	2.90	1.30	(0.49)

Numerator of diluted EPS	803,232	301,358	(106,686)
Equals’ acquisition	—	33,316	—
Share-based payments	4,845,504	1,748,001	—
Weighted average number of outstanding shares	277,320,157	232,499,264	215,571,771

Denominator of diluted EPS	282,165,661	234,280,581	215,571,771

Diluted earnings (loss) per share - R$	2.85	1.29	(0.49)